Transactions with Related Parties	6 Months Ended
Jun. 30, 2017
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties
The Partnership and its subsidiaries have related-party transactions with Capital Maritime & Trading Corp. (“CMTC”) which is a related party unit holder. The Partnership and its subsidiaries have also related party transactions with Capital Ship Management Corp. (the “Manager” or “CSM”) arising from certain terms of the following three different types of management agreements.

1.
Fixed fee management agreement: At the time of the completion of its initial public offering (“IPO”), the Partnership entered into an agreement with its Manager, according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels' operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. For the six-month periods ended June 30, 2017 and 2016 management fees under the fixed fee management agreement amounted to $278 and $508, respectively and are included in “Vessel operating expenses - related party” in the accompanying condensed consolidated statements of comprehensive income. The Partnership also pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the Manager to remain in compliance with the oil majors' requirements, including vetting requirements;

2.
Floating fee management agreement: On June 9, 2011, the Partnership entered into a management agreement with its Manager based on actual expenses with an initial term of five years. Under the terms of this agreement the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel's next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the six-month periods ended June 30, 2017 and 2016 management fees under the floating fee management agreement amounted to $4,893 and $4,287, respectively and are included in “Vessel operating expenses - related party” in the accompanying condensed consolidated statements of comprehensive income; and

3.
Crude management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude Carriers Corp. and its subsidiaries (“Crude”). Three of the five crude tanker vessels that the Partnership acquired at the time of the completion of the merger with Crude, continue to be managed under a management agreement entered into in March 2010 with the Manager, whose initial term expires on December 31, 2020. Under the terms of this agreement, the Partnership compensates the Manager for all expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. For the six-month periods ended June 30, 2017 and 2016 management fees under the crude management agreement amounted to $514 and $506, respectively and are included in “Vessel operating expenses - related party” in the accompanying condensed consolidated statements of comprehensive income. The Partnership also pays its Manager the following fees:

 (a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;
 (b) a sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired by Crude ; and
(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.
 Effective from January 1, 2017 the Manager agreed to waive going forward (b) the sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of the three vessels and (c) the commercial services fee equal to 1.25% of all gross charter revenues generated by each of the three vessels for commercial services rendered. For the six month period ended June 30, 2016 such commercial services amounted to $189, and are included in “Voyage expenses - related party” in the accompanying condensed consolidated statements of comprehensive income.
The Manager has the right to terminate the Crude management agreement and, under certain circumstances, could receive substantial sums in connection with such termination. In March 2017 this termination fee was adjusted to $10,124 from $9,858.
 All the above three agreements constitute the “Management Agreements” and the related management fees are included in “Vessel operating expenses - related party” in the accompanying condensed consolidated statements of comprehensive income.
On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, and other administrative services. Also the Partnership reimburses the Manager and its general partner, Capital GP L.L.C. (the “CGP”) for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income. In January 2016, the Partnership amended the executive services agreement with CGP according to which CGP provides certain executive officers services for the management of the Partnership's business as well as investor relation and corporate support services to the Partnership. For the six-month periods ended June 30, 2017 and 2016 such fees amounted to $844, for each period, and are included in “General and administrative expenses” in the accompanying condensed consolidated statements of comprehensive income.
Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of June 30, 2017	As of December 31, 2016
Liabilities:
Manager - payments on behalf of the Partnership (a)	$8,678	$15,126
Management fee payable to CSM (b)	978	969
Due to related parties	$9,656	$16,095
Deferred revenue - current (e)	4,372	2,925
Total liabilities	$14,028	$19,020

Consolidated Statements of Comprehensive Income	For the six-month periods ended June 30,
	2017	2016
Revenues (c)	$22,167	$19,203
Voyage expenses	—	189
Vessel operating expenses	5,685	5,301
General and administrative expenses (d)	1,000	1,042

(a)
Manager - Payments on Behalf of Capital Product Partners L.P.: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Manager on behalf of the Partnership and its subsidiaries.

(b)
Management fee payable to CSM: The amounts outstanding as of June 30, 2017 and December 31, 2016 represent the management fee payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.

(c)				Revenues: The following table includes information regarding the charter agreements that were in place between the Partnership and CMTC during the six-month periods ended June 30, 2017 and 2016:

Vessel Name	Contracted period of Time Charters in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1.0	09/2015	06/2016	$14.5 ($14.3)
M/T Arionas	1.2	12/2014	01/2016	$15.0 ($14.8)
M/T Arionas	1.0	01/2017	12/2017	$11.0 ($10.9)
M/T Amore Mio II	0.9	08/2016	07/2017	$21.0 ($20.7)
M/T Akeraios	2.0	03/2015	04/2016	$15.6 ($15.4)
M/T Apostolos	2.0	04/2015	01/2016	$15.6 ($15.4)
M/T Anemos I	1.0	06/2015	01/2016	$17.3 ($17.0)
M/T Aristotelis	1.1 to 1.3	12/2015	12/2016	$19.0 ($18.8)
M/T Aristotelis	1.0	01/2017	12/2017	$13.8 ($13.6)
M/T Ayrton II	2.0	02/2016	01/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.6	09/2015	05/2016	$35.0 ($34.6)
M/T Miltiadis M II	0.9	08/2016	07/2017	$25.0 ($24.7)
M/T Amadeus	2.0	06/2015	07/2017	$17.0 ($16.8)
M/T Atlantas II	1.0	10/2016	08/2017	$13.0 ($12.8)
Μ/Τ Amoureux	1.0	04/2017	03/2018	$22.0 ($22.0)

(d)	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.
(e)	Deferred Revenue: As of June 30, 2017 and December 31, 2016 the Partnership had received cash in advance for revenue earned in a subsequent period from CMTC.